May20, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:           DWS Institutional Funds (the “Trust”)
DWS Enhanced Commodity Strategy Fund  (S000005961) (the “Fund”)
(No. 333-166281)

Dear Sir/Madam:

Pursuant to Rule 313 of Regulation S-T, the Trust hereby requests a class identifier for the Fund’s new Class M shares which were registered electronically via EDGAR in a Form N-14 filing by the Trust dated April 23, 2010 with accession number 0000088053-10-000520.  This filing is being made under EDGAR submission type 485APOS and the Securities Act of 1933 number assigned to the Form N-14 (333-166281) solely for the purpose of obtaining an identifier for the Fund’s new Class M shares, pursuant to the “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers” (found at http://www.sec.gov/info/edgar/ednews/seriesclassfaq063006.htm).

If you have any questions or would like further information, please contact Adam Schlichtmann, fund counsel, at (617) 951-7114.

Very truly yours,

/s/John Millette

John Millette
Secretary